Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 26,038	$ 153,977
Restricted cash	15,008	0
Accounts receivable from third parties	50,974	19,478
Inventories	5,093	5,846
Due from related parties	1,209	2,125
Prepaid expenses and other current assets	5,798	4,769
Contract fulfillment costs	8,505	3,835
Total current assets	112,625	190,030
Non-current assets
Vessels, net	532,316	544,515
Vessels under construction	70,859	36,054
Vessels under construction-related party	770	0
Equity investments-related party	74,374	27,607
Deferred financing costs, net	1,478	0
Intangible assets	4,518	4,518
Other assets	3,145	4,549
Total non-current assets	687,460	617,243
Total assets	800,085	807,273
Current liabilities
Bank loans, net	11,975	87,650
Contract liabilities	23,079	12,275
Corporate income tax payable	1,300	4,058
Accounts payable and accrued expenses	21,266	27,073
Due to related parties	207	107
Total current liabilities	57,827	131,163
Non-current liabilities
Bank loans, net	58,275	0
Other liabilities	3,849	2,751
Redeemable Notes, related party	0	53,015
Total non-current liabilities	62,124	55,766
Total liabilities	119,951	186,929
Commitment and contingencies (Note 7)
Shareholders’ equity
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common shares, $0.01 par value per share; authorized 81,875,000 shares as of June 30, 2022 and December 31, 2021; outstanding 40,738,704 shares as of June 30, 2022 and 39,741,204 as of December 31, 2021	1,134	1,124
Paid-in capital	2,060,862	2,057,958
Common shares held in treasury, at cost; 35,869 shares at June 30, 2022 and December 31, 2021	(717)	(717)
Accumulated deficit	(1,381,145)	(1,438,021)
Total shareholders’ equity	680,134	620,344
Total liabilities and shareholders’ equity	$ 800,085	$ 807,273